Mineral Properties and Deferred Exploration	12 Months Ended
Aug. 31, 2021
Mineral Properties And Deferred Exploration
Mineral Properties and Deferred Exploration

5.  Mineral Properties and Deferred Exploration

The Company explores or acquires gold or other precious metal concessions through its own efforts or through the efforts of its subsidiaries. All of the Company’s concessions are located in Tanzania.

The continuity of expenditures on mineral properties is as follows:

	Buckreef (a)	Kigosi (b)	Itetemia	Luhala	Total

Balance, August 31, 2018	21,617	9,588	4,553	2,554	38,311
Exploration expenditures:
Camp, field supplies and travel	146	-	-	-	146
License fees and exploration and field overhead	650	8	-	2	660
Geological consulting and field wages	56	-	-	-	56
Trenching and drilling	1,390	-	-	-	1,390
	2,242	8	-	2	2,252
Write-offs	-	(9,596)	(4,553)	(2,556)	(16,705)
Balance, August 31, 2019	$23,859	$-	$-	$-	$23,859
Exploration expenditures:
Camp, field supplies and travel	368	-	-	-	368
License fees and exploration and field overhead	863	-	-	-	863
Geological consulting and field wages	729	-	-	-	729
Trenching and drilling	2,663	-	-	-	2,663
Mine design	597	-	-	-	597
Change in estimate of asset retirement obligation	2,048	-	-	-	2,048
Gold sales	(368)	-	-	-	(368)
Payments to STAMICO as per Joint Venture agreement	239	-	-	-	239
Balance, August 31, 2020	$30,997	$-	$-	$-	$30,997
Exploration expenditures:
Camp, field supplies and travel	356	-	-	-	356
License fees and exploration and field overhead	2,809	-	-	-	2,809
Geological consulting and field wages	3,150	-	-	-	3,150
Trenching and drilling	605	-	-	-	605
Mine design	1,321	-	-	-	1,321
Mining and processing costs	987	-	-	-	987
Change in estimate of asset retirement obligation	(133)	-	-	-	(133)
Gold sales	(2,524)	-	-	-	(2,524)
Payments to STAMICO as per Joint Venture agreement	1,050	-	-	-	1,050
Balance, August 31, 2021	$38,618	$-	$-	$-	$38,618

Buckreef Gold Project:

The joint venture agreement contains a penalty clause related to the original commissioning date for the plant. The clause only became effective in the event the plant was not brought into commercial production before a specified future date. During the year ended August 31, 2021, the Company settled the delay penalty of $0.75 million for the third extension year and agreed to pay the penalty in 6 monthly installments of $0.125 million with retrospective effect from January to June 2021. During 2021 the Company paid the final installments and STAMICO shall have no further claim related to delay penalties.

Kigosi, Itetemia and Luhala:

During 2019 the Company received notices of cancellation and rejection of the mining licenses applications for Kigosi and Itetemia, for failure to have complied with various regulations. As a result, the Company recorded a write-off of $14.1 million for the year ended August 31, 2019 related to these properties pending the result of the appeal. The Company also recorded a write-off of $2.6 million related to Luhala as it did not plan any further exploration on the property.

During the year ended August 31, 2021, the Company withdrew its appeals related to the cancellation of the Kigosi and Itetemia Mining Licenses.